Finance income and costs (Tables)	3 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
Schedule of Finance income and costs

	For the three months ended March 31,
	2025	2024
	€m	€m

Interest income	1.5	1.8
Net financing gain recognized on debt transactions (a)	—	4.1
Finance income	1.5	5.9
Interest expense (b)	(28.0)	(22.7)
Net pension interest costs	(1.2)	(1.2)
Amortization of debt discounts and borrowing costs	(1.8)	(1.7)
Net foreign exchange losses arising on translation of financial assets and liabilities	(4.6)	(10.2)
Net fair value losses on derivatives held at fair value through profit or loss	—	(0.2)
Finance costs	(35.6)	(36.0)
Net finance costs	(34.1)	(30.1)
(a) Finance income for the three months ended March 31, 2024 of €4.1 million has been recognized from the repricing of debt in February 2024.
(b) Interest expense includes interest and finance charges paid/payable for lease liabilities and financial liabilities not at fair value through profit or loss and is shown net of gains recycled from the cash flow hedge reserve on cross currency interest rate swaps.